Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Large Cap Stock Fund - Fidelity Large Cap Stock Fund
Jun. 29, 2023
Bar Chart Table:
Annual Return 2013	39.24%
Annual Return 2014	10.13%
Annual Return 2015	(3.17%)
Annual Return 2016	16.70%
Annual Return 2017	18.15%
Annual Return 2018	(9.15%)
Annual Return 2019	31.55%
Annual Return 2020	9.00%
Annual Return 2021	25.83%
Annual Return 2022	(7.95%)